Average Annual Total Returns{- Fidelity Freedom Index 2035 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2035 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1906 Past 1 year	F1906 Past 5 years	F1906 Past 10 years
Total	15.52%	12.12%	9.25%	14.76%	10.80%	8.31%	9.43%	9.38%	7.32%	18.40%	15.22%	13.88%	15.59%	12.25%	10.25%